DEPOSITS FROM COSTUMERS (Details 1) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Deposits From Customers [Line Items]
Time deposits	$ 53,961,586	$ 52,673,385
Fair value	54,782,101	53,145,784
Later than three months and not later than six months [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	7,536,280	10,495,536
Fair value	7,535,719	10,458,936
Later than six months and not later than one year [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	5,711,157	7,612,216
Fair value	5,718,827	7,629,195
Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	8,062,290	5,345,522
Fair value	8,146,366	5,391,407
Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	32,651,859	29,220,111
Fair value	$ 33,381,189	$ 29,666,246
Bottom of range [member] | Later than three months and not later than six months [member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.10%	0.01%
Bottom of range [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.20%	0.20%
Bottom of range [member] | Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.20%	0.01%
Bottom of range [member] | Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	0.01%	0.01%
Top of range [member] | Later than three months and not later than six months [member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	6.96%	8.86%
Top of range [member] | Later than six months and not later than one year [member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	8.03%	9.63%
Top of range [member] | Later Than Twelve Months And Not Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	9.03%	10.01%
Top of range [member] | Later Than Eighteen Months [Member]
Disclosure Of Deposits From Customers [Line Items]
Borrowings, interest rate	18.29%	18.29%